Form N-CSR Cover	6 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025